Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Summary of valuation and qualifying accounts

						$ million
		2020		2019		2018
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January – IAS 39	509	249	416	235	335	314
Adjustment on adoption of IFRS 9	—	—	—	—	115	(85)
At 1 January – IFRS 9	509	249	416	235	450	229
Charged to costs and expenses	214	103	206	28	30	10
Charged to other accounts[a]	2	—	(2)	—	(12)	(1)
Deductions	(170)	(166)	(111)	(14)	(52)	(3)
At 31 December	555	186	509	249	416	235
[a] Principally exchange adjustments.